PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 10 — PROPERTY, PLANT AND EQUIPMENT

a) Summary of changes in property, plant and equipment:

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	buildings	and installations	equipment	construction	Others	Total
Balances as of January 1, 2022	10,220,614	36,863,451	1,020,016	3,620,929	1,184,922	52,909,932
Additions	40,825	305,997	25,692	3,688,558	230,801	4,291,873
Capitalized interest	—	—	—	28,431	—	28,431
Transfers	589,875	2,821,673	23,189	(3,477,100)	42,363	—
Disposals	(114,159)	(532,931)	(10,787)	(2,685)	(69,825)	(730,387)
Foreign exchange effect	(306,940)	(819,496)	(35,477)	(143,452)	(14,103)	(1,319,468)
Balances as of December 31, 2022	10,430,215	38,638,694	1,022,633	3,714,681	1,374,158	55,180,381
Additions	93,945	211,267	15,337	5,097,397	265,551	5,683,497
Assets retirement obligation	21,310	—	—	—	—	21,310
Capitalized interest	—	—	—	54,374	—	54,374
Transfers	708,827	2,335,980	96,450	(3,238,470)	97,213	—
Disposals	(33,995)	(344,697)	(5,598)	(2,739)	(18,487)	(405,516)
Foreign exchange effect	(346,911)	(1,761,512)	(41,713)	(108,693)	(15,786)	(2,274,615)
Balances as of December 31, 2023	10,873,391	39,079,732	1,087,109	5,516,550	1,702,649	58,259,431
Additions	29,238	163,145	5,045	5,720,273	265,387	6,183,088
Capitalized interest	—	—	—	125,729	—	125,729
Transfers	724,304	2,541,877	58,097	(3,352,066)	27,788	—
Disposals	(21,812)	(223,378)	(360,827)	(899)	(31,729)	(638,645)
Acquisition of company	65,290	114,819	—	123,818	32,836	336,763
Impairment of assets	(28,032)	(143,669)	(711)	—	(27,215)	(199,627)
Foreign exchange effect	1,101,743	5,829,519	101,414	466,718	77,391	7,576,785
Balances as of December 31, 2024	12,744,122	47,362,045	890,127	8,600,123	2,047,107	71,643,524

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	buildings	and installations	equipment	construction	Others	Total
Balances as of January 1, 2022	(5,540,394)	(27,309,057)	(923,004)	—	(395,691)	(34,168,146)
Depreciation	(440,471)	(1,709,643)	(41,423)	—	(83,150)	(2,274,687)
Transfers	(85)	85	—	—	—	—
Disposals	101,457	509,174	10,720	—	65,228	686,579
Foreign exchange effect	163,071	789,745	34,938	—	10,853	998,607
Balances as of December 31, 2022	(5,716,422)	(27,719,696)	(918,769)	—	(402,760)	(34,757,647)
Depreciation	(542,419)	(1,773,479)	(62,072)	—	(72,227)	(2,450,197)
Transfers	30	(143)	113	—	—	—
Disposals	17,558	307,113	5,597	—	16,736	347,004
Foreign exchange effect	172,016	1,202,584	45,872	—	61,467	1,481,939
Balances as of December 31, 2023	(6,069,237)	(27,983,621)	(929,259)	—	(396,784)	(35,378,901)
Depreciation	(427,553)	(1,922,750)	(76,514)	—	(57,626)	(2,484,443)
Transfers	924	(814)	(135)	—	25	—
Disposals	10,421	219,650	360,770	—	31,365	622,206
Foreign exchange effect	(567,594)	(4,129,783)	(62,691)	—	(51,004)	(4,811,072)
Balances as of December 31, 2024	(7,053,039)	(33,817,318)	(707,829)	—	(474,024)	(42,052,210)

Net property, plant and equipment
Balances as of December 31, 2022	4,713,793	10,918,998	103,864	3,714,681	971,398	20,422,734
Balances as of December 31, 2023	4,804,154	11,096,111	157,850	5,516,550	1,305,865	22,880,530
Balances as of December 31, 2024	5,691,083	13,544,727	182,298	8,600,123	1,573,083	29,591,314

The average rate of capitalized interest in 2024 was 11.4% (13.1% in 2023 and 3.7% in 2022).

The following useful lives are used to calculate depreciation:

Useful lives of
property,
plant and equipment
Buildings	10 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years

b) Guarantees — property, plant and equipment were not offered as collateral for loans and financing in 2024, 2023 and 2022.

c) Impairment of property, plant and equipment — As of December 31, 2024, the carrying amount of items of property, plant and equipment for which an impairment loss has been recognized up to current year is R$ 346,147 for land and buildings (R$ 281,560 as of December 31, 2023), R$ 488,533 for machines, equipment and installations (R$ 339,236 as of December 31, 2023), R$ 711 for data electronic equipment (R$ 0 as of December 31, 2023 ), and R$ 562,009 for Property, plant and equipment under construction (R$ 543,726 as of December 31, 2023).

In the second quarter of 2024, due to the lack of expectation of future use of some assets of its industrial plants, tests carried out on other long-lived assets identified losses due to non-recoverability in the amount of R$ 199,627 in the Brazil segment. These losses were determined based on the difference between the carrying amount of the assets and its recoverable amount. These losses were recorded as an expense, in the “Impairment of assets” line in the Consolidated Statements of Income, as detailed in Note 29.

d) Asset additions in 2024 include a non-cash effect of R$ 404,707( R$ 474,369 as of December 31, 2023).